INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Commercial license [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,030	$ 2,030
Accumulated amortization	(407)	(201)
Amortized cost	$ 1,623	$ 1,829